Schedule of Fair Value of Assets Acquired and Liabilities Assumed (Details)	12 Months Ended
Dec. 31, 2022 USD ($) shares
Business Acquisition [Line Items]
Cash	$ 814,000
Common stock, 167,093 shares of common stock of the Company	1,975,483
Promissory notes to Sellers	162,400
Contingent consideration - Common stock, 344,957 shares of common stock of the Company in escrow	689,914
Fair value of total consideration	3,641,797
Fixed assets acquired	2,137,650
Trademarks	406,150
Customer relationships	592,979
Non-compete agreements	121,845
Goodwill	836,669
Liabilities assumed	(453,496)
Fair market value of net assets acquired	3,641,797
Fair Value Of Consideration Tranferred And Recording Of Assets Acquired [Member]
Business Acquisition [Line Items]
Cash	359,250
Common stock, 167,093 shares of common stock of the Company	359,250
Fair value of total consideration	757,731
Fixed assets acquired	146,600
Customer relationships	611,131
Fair market value of net assets acquired	757,731
Transaction costs	$ 39,231
Common Stock [Member] | Taste of BC Aquafarms Inc [Member]
Business Acquisition [Line Items]
Business combination number of shares | shares	987,741
Number of shares issued in escrow	$ 344,957
Common Stock [Member] | Fair Value Of Consideration Tranferred And Recording Of Assets Acquired [Member]
Business Acquisition [Line Items]
Business combination number of shares | shares	167,093